Other Noninterest Income and Other Noninterest Expense - Summary of Other Noninterest Income and Other Noninterest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Noninterest Income
Insurance revenue	$ 1,828	$ 1,953	$ 3,957	$ 4,276	$ 7,717	$ 7,107	$ 7,237
Bankcard fees	1,862	1,777	3,674	3,506	7,270	7,213	7,667
Income from bank owned life insurance policies	767	731	1,826	1,464	2,954	2,994	3,343
Loss on sale of branches, net						(1,501)	(763)
Other	322	1,308	799	169	(263)	(796)	3,006
Total other noninterest income	4,779	5,769	10,256	9,415	17,678	15,017	20,490
Other Noninterest Expense
Net cost of operation of other real estate owned	427	107	723	790	3,033	5,238	1,806
Data processing expense	1,702	1,594	3,398	2,983	6,280	6,092	6,052
Special asset expenses	469	392	610	352	1,788	3,000	5,852
Consulting and professional fees	1,502	1,092	2,641	2,401	6,728	5,671	6,278
Loan related expenses	757	744	1,037	1,181	3,114	3,745	5,166
FDIC insurance	954	2,292	2,447	3,799	7,228	5,027	4,747
Communications	675	721	1,330	1,379	2,656	3,249	3,768
Advertising and public relations	499	338	844	722	1,369	2,295	3,353
Legal expenses	508	978	940	1,722	2,721	3,159	2,501
Branch closure expenses	47	75	94	139	238	2,074	5,222
Other	5,542	6,217	11,138	11,852	25,443	26,306	26,738
Total other noninterest expense	$ 13,082	$ 14,550	$ 25,202	$ 27,320	$ 60,598	$ 65,856	$ 71,483